DISAGGREGATION OF REVENUE	6 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE – 4 DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by geographical location, based on management’s assessment of available data:

	Six Months ended September 30,
	2023	2024	2024
	HKD	HKD	USD

Hong Kong	$4,479,661	$2,177,871	$279,214
Singapore	598,261	991,952	127,174

Total:	$5,077,922	$3,169,823	$406,388